Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 10,329	$ 227,932
Accounts receivable, net	33,484	56,964
Other current assets	21,086	647
Total current assets	64,899	285,543
NON-CURRENT ASSETS:
Right-of-use lease asset	108,863
Property, plant and equipment, net	5,280	7,963
Other assets	3,000
Total non-current assets	117,143	7,963
Total assets	182,042	293,506
Current liabilities:
Accounts payable and accrued liabilities	112,671	175,702
Lease liability - Current	21,050
Line of credit	46,845
Total current liabilities	180,566	175,702
Non-current liabilities:
Lease liability	89,088
Government grant	445,400	445,300
Notes payable, net of discount $5,694	164,306
Total non-current liabilities	698,794	445,300
Total liabilities	879,360	621,002
Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 15,000,000 shares and 15,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively,	150,000	150,000
Additional paid-in capital	(142,702)	(143,318)
Accumulated deficit	(704,616)	(334,178)
Total stockholders’ deficit	(697,318)	(327,496)
Total liabilities and stockholders’ deficit	$ 182,042	$ 293,506